As filed with the U.S. Securities and Exchange Commission on 6/06/2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick

Trust for Advised Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7385

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Item 1. Reports to Stockholders.

(a)

FRC Founders Index FundSM
FNDRX

SEMI-ANNUAL REPORT TO SHAREHOLDERS

MARCH 31, 2022

TABLE OF CONTENTS

Expense Example	1
Allocation of Portfolio Holdings	2
Schedule of Investments	3
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	19
Additional Information	25
Privacy Notice	26

FRC Founders Index FundSM Expense Example (Unaudited) March 31, 2022

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 to March 31, 2022 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period(1)
Actual Fund Return	$ 1,000.00	$ 844.40	$ 2.12
Hypothetical 5% Return	1,000.00	1,022.64	2.32

(1)

Expenses are equal to the Fund’s annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 182/365. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

FRC Founders Index FundSM Allocation of Portfolio Holdings (Unaudited) March 31, 2022
(Calculated as a percentage of Total Investments)

*	Amount represents less than 1%.

FRC Founders Index FundSM Schedule of Investments (Unaudited) March 31, 2022

Security Description	Shares	Value
Common Stocks — 99.4%
Communication Services — 5.4%
Alphabet, Inc. - Class A*	36	$100,129
Alphabet, Inc. - Class C*	35	97,755
Bandwidth, Inc. - Class A*	1,460	47,289
Cardlytics, Inc.*	1,517	83,405
Cargurus, Inc.*	3,105	131,838
Cars.com, Inc.*	6,044	87,215
Cinemark Holdings, Inc.*	5,707	98,617
Cogent Communications Holdings, Inc.	1,550	102,842
DISH Network Corp. - Class A*	2,741	86,753
Eventbrite, Inc. - Class A*	6,107	90,200
EverQuote, Inc. - Class A*	6,130	99,183
Facebook, Inc. - Class A*	299	66,486
fuboTV, Inc.*	7,559	49,663
MediaAlpha, Inc. - Class A*	6,395	105,837
Netflix, Inc.*	189	70,797
Nexstar Media Group, Inc. - Class A	583	109,884
Pinterest, Inc. - Class A*	3,021	74,347
Playtika Holding Corp.*	5,231	101,115
QuinStreet, Inc.*	6,100	70,760
Roku, Inc.*	592	74,160
Skillz, Inc.*	16,421	49,263
Spotify Technology SA*	454	68,563
TechTarget, Inc.*	1,167	94,854
TripAdvisor, Inc.*	3,425	92,886
United States Cellular Corp.*	3,141	94,952
World Wrestling Entertainment, Inc. - Class A	1,865	116,451
Yelp, Inc.*	2,786	95,030
Zillow Group, Inc. - Class A*	1,815	87,537
Zillow Group, Inc. - Class C*	1,792	88,328
Zynga, Inc. - Class A*	11,069	102,278
Total Communication Services		2,638,417

Consumer Discretionary — 8.1%
1-800-Flowers.com, Inc. - Class A*	4,131	52,712
2U, Inc.*	6,037	80,171
Accel Entertainment, Inc.*	8,096	98,609
Amazon.com, Inc.*	31	101,058
Boyd Gaming Corp.	1,634	107,484
CarMax, Inc.*	875	84,420
Carvana Co.*	634	75,630
Century Communities, Inc.	1,353	72,480
Cheesecake Factory Inc/The*	2,644	105,205
Coursera, Inc.*	4,486	103,357
DoorDash, Inc. - Class A*	754	88,361
Dorman Products, Inc.*	936	88,948
DR Horton, Inc.	1,007	75,032
DraftKings, Inc. - Class A*	4,277	83,273
Fisker, Inc.*	6,665	85,978

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Unaudited) (Continued) March 31, 2022

Security Description	Shares	Value
Consumer Discretionary — 8.1% (Continued)
Five Below, Inc.*	572	$90,588
GoPro, Inc.*	9,500	81,035
Green Brick Partners, Inc.*	3,856	76,195
GrowGeneration Corp.*	10,579	97,433
iRobot Corp.*	1,485	94,149
LGI Homes, Inc.*	713	69,646
Lithia Motors, Inc.	323	96,939
Lovesac Co/The*	1,885	101,903
MDC Holdings, Inc.	1,805	68,301
Meritage Homes Corp.*	860	68,138
Peloton Interactive, Inc. - Class A*	3,166	83,646
Porch Group, Inc.*	8,090	56,185
QuantumScape Corp.*	4,796	95,872
Quotient Technology, Inc.*	14,068	89,754
Ralph Lauren Corp.	864	98,012
RealReal Inc/The*	9,295	67,482
Revolve Group, Inc.*	2,130	114,360
Shake Shack, Inc. - Class A*	1,431	97,165
Shutterstock, Inc.	1,061	98,758
Skechers USA, Inc. - Class A*	2,273	92,647
Sonic Automotive, Inc. - Class A	2,058	87,486
Stitch Fix, Inc. - Class A*	5,975	60,168
Tempur Sealy International, Inc.	2,356	65,779
Tesla, Inc.*	94	101,294
Under Armour, Inc. - Class A*	5,259	89,508
Under Armour, Inc. - Class C*	6,130	95,383
Urban Outfitters, Inc.*	3,523	88,462
Vuzix Corp.*	13,171	86,929
Wayfair, Inc. - Class A*	578	64,031
XL Fleet Corp.*	20,174	40,146
XPEL, Inc.*	1,514	79,652
Zumiez, Inc.*	2,286	87,348
Total Consumer Discretionary		3,987,112

Consumer Staples — 3.2%
AppHarvest, Inc.*	19,108	102,705
Beyond Meat, Inc.*	1,490	71,982
Boston Beer Co Inc/The - Class A*	221	85,852
Central Garden & Pet Co.*	2,042	89,766
Central Garden & Pet Co. - Class A*	2,215	90,328
Chefs’ Warehouse Inc/The*	3,034	98,908
Coty, Inc.*	11,106	99,843
Freshpet, Inc.*	1,087	111,570
Inter Parfums, Inc.	1,031	90,780
J & J Snack Foods Corp.	644	99,884
Mission Produce, Inc.*	7,156	90,523
National Beverage Corp.	2,201	95,744
Nu Skin Enterprises, Inc. - Class A	1,828	87,525
PriceSmart, Inc.	1,350	106,475

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Unaudited) (Continued) March 31, 2022

Security Description	Shares	Value
Consumer Staples — 3.2% (Continued)
Tattooed Chef, Inc.*	7,140	$89,821
United Natural Foods, Inc.*	2,158	89,233
USANA Health Sciences, Inc.*	980	77,861
Total Consumer Staples		1,578,800

Energy — 3.1%
Antero Resources Corp.*	4,952	151,185
Brigham Minerals, Inc. - Class A	4,402	112,471
Clean Energy Fuels Corp.*	16,313	129,525
Continental Resources Inc/OK	1,897	116,343
Gevo, Inc.*	16,842	78,821
Kinder Morgan, Inc.	5,544	104,837
Matador Resources Co.	2,188	115,920
New Fortress Energy, Inc.	4,117	175,425
Oasis Petroleum, Inc.	714	104,458
Pioneer Natural Resources Co.	460	115,014
Scorpio Tankers, Inc.	7,623	162,980
Talos Energy, Inc.*	8,769	138,462
Total Energy		1,505,441

Financials — 10.5%
Aflac, Inc.	1,548	99,676
American Financial Group Inc/OH	732	106,594
AMERISAFE, Inc.	1,792	89,009
Apollo Global Management, Inc.	1,441	89,328
Ares Management Corp. - Class A	1,286	104,462
BankUnited, Inc.	2,139	94,030
BlackRock, Inc.	117	89,408
Blackstone, Inc.	854	108,407
BRP Group, Inc. - Class A*	3,194	85,695
Capital One Financial Corp.	618	81,137
Carlyle Group Inc/The	1,937	94,739
Charles Schwab Corp/The	1,038	87,514
Cohen & Steers, Inc.	1,135	97,485
Enstar Group Ltd.*	379	98,976
Essent Group Ltd.	2,010	82,832
Evercore, Inc. - Class A	744	82,822
Fidelity National Financial, Inc.	1,775	86,691
First Foundation, Inc.	3,599	87,420
Focus Financial Partners, Inc. - Class A*	1,812	82,881
GoHealth, Inc.*	20,810	24,556
Goosehead Insurance, Inc. - Class A	1,006	79,041
Home BancShares Inc/AR	3,853	87,078
Independent Bank Group, Inc.	1,259	89,590
Interactive Brokers Group, Inc. - Class A	1,327	87,463
Intercontinental Exchange, Inc.	783	103,450
Kinsale Capital Group, Inc.	482	109,906
KKR & Co, Inc.	1,429	83,554
Ladder Capital Corp.	8,090	96,028

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Unaudited) (Continued) March 31, 2022

Security Description	Shares	Value
Financials — 10.5% (Continued)
Lemonade, Inc.*	2,816	$74,258
LendingTree, Inc.*	718	85,923
Live Oak Bancshares, Inc.	1,227	62,442
MarketAxess Holdings, Inc.	267	90,833
Merchants Bancorp/IN	3,008	82,359
Mercury General Corp.	1,798	98,890
Moelis & Co. - Class A	1,666	78,219
Morningstar, Inc.	335	91,512
Nelnet, Inc. - Class A	1,075	91,364
Open Lending Corp. - Class A*	5,086	96,176
Palomar Holdings, Inc.*	1,919	122,797
Pinnacle Financial Partners, Inc.	898	82,688
PRA Group, Inc.*	1,968	88,717
Preferred Bank/Los Angeles CA	1,224	90,686
Redwood Trust, Inc.	7,779	81,913
Rocket Cos, Inc. - Class A	7,390	82,177
SEI Investments Co.	1,583	95,312
ServisFirst Bancshares, Inc.	1,120	106,725
Signature Bank/New York NY	271	79,536
StepStone Group, Inc. - Class A	2,669	88,237
Tradeweb Markets, Inc. - Class A	1,081	94,987
Triumph Bancorp, Inc.*	827	77,755
Trupanion, Inc.*	989	88,140
Upstart Holdings, Inc.*	893	97,417
Veritex Holdings, Inc.	2,303	87,905
Virtu Financial, Inc. - Class A	3,412	126,995
W R Berkley Corp.	1,738	115,733
Wintrust Financial Corp.	965	89,677
WisdomTree Investments, Inc.	15,521	91,108
Total Financials		5,150,253

Health Care — 29.2%
10X Genomics, Inc. - Class A*	954	72,571
Aclaris Therapeutics, Inc.*	9,175	158,177
Adaptive Biotechnologies Corp.*	5,126	71,149
Aerie Pharmaceuticals, Inc.*	13,136	119,538
Akero Therapeutics, Inc.*	4,456	63,231
Alector, Inc.*	5,664	80,712
Allogene Therapeutics, Inc.*	7,468	68,033
Allovir, Inc.*	9,537	64,375
Alnylam Pharmaceuticals, Inc.*	668	109,078
ALX Oncology Holdings, Inc.*	5,361	90,601
American Well Corp. - Class A*	21,375	89,989
Amicus Therapeutics, Inc.*	9,419	89,198
Amphastar Pharmaceuticals, Inc.*	3,909	140,333
Anavex Life Sciences Corp.*	6,892	84,840
Apellis Pharmaceuticals, Inc.*	2,457	124,840
Applied Molecular Transport, Inc.*	9,066	68,176
Applied Therapeutics, Inc.*	25,173	53,115

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Unaudited) (Continued) March 31, 2022

Security Description	Shares	Value
Health Care — 29.2% (Continued)
Arcus Biosciences, Inc.*	2,770	$87,421
Arcutis Biotherapeutics, Inc.*	5,697	109,724
Atea Pharmaceuticals, Inc.*	13,586	98,091
Avidity Biosciences, Inc.*	5,563	102,749
Axonics, Inc.*	1,841	115,247
Axsome Therapeutics, Inc.*	3,468	143,540
Berkeley Lights, Inc.*	10,256	72,920
BioAtla, Inc.*	7,853	39,265
BioLife Solutions, Inc.*	3,216	73,100
Bioxcel Therapeutics, Inc.*	5,086	106,348
Black Diamond Therapeutics, Inc.*	23,392	64,796
Blueprint Medicines Corp.*	1,272	81,255
Bridgebio Pharma, Inc.*	7,779	78,957
Butterfly Network, Inc.*	14,672	69,839
C4 Therapeutics, Inc.*	3,601	87,360
Cara Therapeutics, Inc.*	8,300	100,845
Cassava Sciences, Inc.*	2,162	80,297
Castle Biosciences, Inc.*	2,703	121,257
Celldex Therapeutics, Inc.*	3,108	105,858
Cerus Corp.*	16,983	93,237
ChemoCentryx, Inc.*	3,052	76,514
Coherus Biosciences, Inc.*	7,135	92,113
Corcept Therapeutics, Inc.*	5,376	121,067
Cortexyme, Inc.*	9,287	57,487
CorVel Corp.*	514	86,578
Cue Biopharma, Inc.*	9,968	48,644
Cullinan Oncology, Inc.*	7,245	75,855
Danaher Corp.	338	99,146
Deciphera Pharmaceuticals, Inc.*	11,182	103,657
Denali Therapeutics, Inc.*	2,847	91,588
Design Therapeutics, Inc.*	6,257	101,051
Dyne Therapeutics, Inc.*	10,676	102,917
Eagle Pharmaceuticals Inc/DE*	2,101	103,978
Eargo, Inc.*	18,000	95,220
Edgewise Therapeutics, Inc.*	5,667	54,970
Emergent BioSolutions, Inc.*	1,899	77,973
Ensign Group Inc/The	1,233	110,982
Evolent Health, Inc. - Class A*	3,911	126,325
Exelixis, Inc.*	5,474	124,096
Fate Therapeutics, Inc.*	2,292	88,861
FibroGen, Inc.*	6,916	83,130
Frequency Therapeutics, Inc.*	19,296	40,907
Generation Bio Co.*	14,230	104,448
Globus Medical, Inc. - Class A*	1,350	99,603
Gossamer Bio, Inc.*	8,370	72,652
Guardant Health, Inc.*	1,278	84,655
HealthStream, Inc.*	3,928	78,246
Hologic, Inc.*	1,425	109,468
ImmunityBio, Inc.*	14,870	83,421

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Unaudited) (Continued) March 31, 2022

Security Description	Shares	Value
Health Care — 29.2% (Continued)
Inhibrx, Inc.*	3,151	$70,204
Inogen, Inc.*	3,220	104,392
Inspire Medical Systems, Inc.*	418	107,296
Intra-Cellular Therapies, Inc.*	2,303	140,921
Invitae Corp.*	8,448	67,331
Ionis Pharmaceuticals, Inc.*	2,998	111,046
Jazz Pharmaceuticals Plc*	687	106,945
Karuna Therapeutics, Inc.*	797	101,052
Karyopharm Therapeutics, Inc.*	12,336	90,916
Kiniksa Pharmaceuticals Ltd. - Class A*	8,754	87,015
Kodiak Sciences, Inc.*	1,523	11,758
Krystal Biotech, Inc.*	1,592	105,932
Kura Oncology, Inc.*	7,271	116,918
Kymera Therapeutics, Inc.*	2,415	102,203
LHC Group, Inc.*	755	127,293
MacroGenics, Inc.*	6,868	60,507
Madrigal Pharmaceuticals, Inc.*	1,264	124,024
Maravai LifeSciences Holdings, Inc. - Class A*	3,270	115,333
Masimo Corp.*	426	62,000
Medpace Holdings, Inc.*	562	91,938
Merit Medical Systems, Inc.*	1,716	114,148
Moderna, Inc.*	484	83,374
Morphic Holding, Inc.*	2,216	88,972
Natera, Inc.*	1,472	59,881
National Research Corp.	2,596	102,931
Neoleukin Therapeutics, Inc.*	15,219	28,612
Neurocrine Biosciences, Inc.*	1,266	118,687
NGM Biopharmaceuticals, Inc.*	6,214	94,763
Nkarta, Inc.*	8,170	92,975
Nuvation Bio, Inc.*	16,503	86,806
Oak Street Health, Inc.*	4,508	121,175
Ocugen, Inc.*	11,161	36,831
Olema Pharmaceuticals, Inc.*	14,825	63,154
Omeros Corp.*	17,189	103,306
Omnicell, Inc.*	603	78,082
ORIC Pharmaceuticals, Inc.*	7,748	41,374
Pacific Biosciences of California, Inc.*	7,979	72,609
Penumbra, Inc.*	417	92,628
Personalis, Inc.*	8,096	66,306
PetIQ, Inc.*	4,829	117,828
Phathom Pharmaceuticals, Inc.*	6,542	89,037
Phreesia, Inc.*	2,790	73,544
PMV Pharmaceuticals, Inc.*	5,635	117,321
Precigen, Inc.*	19,119	40,341
Prelude Therapeutics, Inc.*	10,418	71,884
Protagonist Therapeutics, Inc.*	2,758	65,309
Provention Bio, Inc.*	20,880	152,842
PTC Therapeutics, Inc.*	2,267	84,582
QIAGEN NV*	2,046	100,254

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Unaudited) (Continued) March 31, 2022

Security Description	Shares	Value
Health Care — 29.2% (Continued)
Quanterix Corp.*	3,038	$88,679
RadNet, Inc.*	3,522	78,787
Reata Pharmaceuticals, Inc. - Class A*	3,451	113,055
Recursion Pharmaceuticals, Inc. - Class A*	7,182	51,423
Regeneron Pharmaceuticals, Inc.*	161	112,446
REGENXBIO, Inc.*	3,547	117,725
Relay Therapeutics, Inc.*	3,773	112,926
Replimune Group, Inc.*	4,155	70,552
ResMed, Inc.	393	95,306
REVOLUTION Medicines, Inc.*	3,784	96,530
Royalty Pharma Plc - Class A	2,501	97,439
Rubius Therapeutics, Inc.*	11,245	61,960
Sage Therapeutics, Inc.*	2,310	76,461
Sana Biotechnology, Inc.*	8,723	72,052
Seagen, Inc.*	723	104,148
Seer, Inc.*	5,063	77,160
Select Medical Holdings Corp.	3,429	82,262
Shattuck Labs, Inc.*	13,586	57,876
SI-BONE, Inc.*	4,377	98,920
Silk Road Medical, Inc.*	2,748	113,465
Silverback Therapeutics, Inc.*	20,200	70,902
Simulations Plus, Inc.	2,092	106,650
Sorrento Therapeutics, Inc.*	16,303	37,986
Stoke Therapeutics, Inc.*	5,065	106,618
Supernus Pharmaceuticals, Inc.*	3,267	105,589
Tabula Rasa HealthCare, Inc.*	6,603	38,033
TG Therapeutics, Inc.*	6,321	60,113
TransMedics Group, Inc.*	6,007	161,829
Treace Medical Concepts, Inc.*	4,843	91,581
Twist Bioscience Corp.*	1,658	81,872
Ultragenyx Pharmaceutical, Inc.*	1,377	99,998
United Therapeutics Corp.*	464	83,246
UnitedHealth Group, Inc.	212	108,114
Universal Health Services, Inc. - Class B	742	107,553
Vanda Pharmaceuticals, Inc.*	6,612	74,782
Vaxart, Inc.*	16,896	85,156
Vaxcyte, Inc.*	5,104	123,262
Veeva Systems, Inc. - Class A*	443	94,120
Veracyte, Inc.*	3,269	90,126
ViewRay, Inc.*	20,792	81,505
Vir Biotechnology, Inc.*	2,563	65,920
Xencor, Inc.*	2,677	71,422
Y-mAbs Therapeutics, Inc.*	8,183	97,214
Zentalis Pharmaceuticals, Inc.*	1,468	67,733
Zynex, Inc.	12,184	75,906
Total Health Care		14,306,596

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Unaudited) (Continued) March 31, 2022

Security Description	Shares	Value
Industrials — 5.2%
AAON, Inc.	1,388	$77,353
Air Lease Corp.	2,229	99,525
Ameresco, Inc. - Class A*	1,736	138,012
API Group Corp.*	4,070	85,592
Axon Enterprise, Inc.*	723	99,579
Blink Charging Co.*	4,242	112,243
Bloom Energy Corp. - Class A*	5,470	132,100
Cimpress Plc*	1,348	85,719
Clean Harbors, Inc.*	1,027	114,654
Colfax Corp.*	2,230	88,732
Construction Partners, Inc. - Class A*	3,713	97,206
Copart, Inc.*	725	90,966
CoStar Group, Inc.*	1,331	88,658
Desktop Metal, Inc. - Class A*	16,024	75,954
FedEx Corp.	387	89,548
Forward Air Corp.	880	86,046
Hyliion Holdings Corp.*	18,820	83,373
Insperity, Inc.	929	93,290
Lyft, Inc. - Class A*	2,404	92,314
MasTec, Inc.*	1,028	89,539
PGT Innovations, Inc.*	4,529	81,431
Plug Power, Inc.*	4,231	121,049
Sunrun, Inc.*	3,118	94,694
TransDigm Group, Inc.*	154	100,337
TriNet Group, Inc.*	1,156	113,704
TuSimple Holdings, Inc. - Class A*	4,028	49,142
Vicor Corp.*	914	64,483
Total Industrials		2,545,243

Information Technology — 25.3%
3D Systems Corp.*	4,989	83,217
908 Devices, Inc.*	5,619	106,817
Adobe, Inc.*	191	87,023
Aeva Technologies, Inc.*	17,400	75,342
Akamai Technologies, Inc.*	881	105,183
Alarm.com Holdings, Inc.*	1,266	84,138
Alkami Technology, Inc.*	6,100	87,291
Altair Engineering, Inc. - Class A*	1,545	99,498
Alteryx, Inc. - Class A*	1,700	121,601
Ambarella, Inc.*	637	66,834
Analog Devices, Inc.	577	95,309
Appfolio, Inc. - Class A*	862	97,587
Appian Corp.*	1,783	108,442
Arista Networks, Inc.*	764	106,181
Asana, Inc. - Class A*	1,648	65,871
Atlassian Corp Plc - Class A*	334	98,139
Avalara, Inc.*	906	90,156
Bentley Systems, Inc. - Class B	2,525	111,554
Bill.com Holdings, Inc.*	548	124,281

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Unaudited) (Continued) March 31, 2022

Security Description	Shares	Value
Information Technology — 25.3% (Continued)
Blackline, Inc.*	1,115	$81,640
Box, Inc. - Class A*	3,837	111,503
C3.ai, Inc. - Class A*	3,545	80,471
Cadence Design Systems, Inc.*	613	100,814
Calix, Inc.*	1,813	77,796
CEVA, Inc.*	2,445	99,389
Ciena Corp.*	1,389	84,215
Cloudflare, Inc. - Class A*	989	118,383
CMC Materials, Inc.	529	98,077
Corsair Gaming, Inc.*	4,787	101,293
Crowdstrike Holdings, Inc. - Class A*	561	127,392
Datadog, Inc. - Class A*	717	108,604
Dell Technologies, Inc. - Class C	1,639	82,261
Domo, Inc. - Class B*	2,193	110,900
Dropbox, Inc. - Class A*	4,122	95,837
Dynatrace, Inc.*	1,889	88,972
EchoStar Corp. - Class A*	3,962	96,435
Elastic NV*	1,049	93,309
Enphase Energy, Inc.*	694	140,035
Envestnet, Inc.*	1,309	97,442
EPAM Systems, Inc.*	183	54,280
Euronet Worldwide, Inc.*	772	100,476
Evo Payments, Inc. - Class A*	4,141	95,616
ExlService Holdings, Inc.*	765	109,602
Fabrinet*	840	88,309
Fastly, Inc. - Class A*	3,177	55,216
First Solar, Inc.*	1,195	100,069
FleetCor Technologies, Inc.*	406	101,118
Fortinet, Inc.*	317	108,332
Globant SA*	394	103,256
Guidewire Software, Inc.*	957	90,551
HubSpot, Inc.*	215	102,112
Impinj, Inc.*	1,094	69,513
Insight Enterprises, Inc.*	965	103,564
Intuit, Inc.	180	86,551
IPG Photonics Corp.*	615	67,502
JFrog Ltd.*	3,787	102,060
Juniper Networks, Inc.	2,863	106,389
LivePerson, Inc.*	2,967	72,454
Manhattan Associates, Inc.*	728	100,981
MaxLinear, Inc.*	1,504	87,758
MicroStrategy, Inc. - Class A*	199	96,778
Mimecast Ltd.*	1,234	98,177
Momentive Global, Inc.*	5,581	90,747
Monolithic Power Systems, Inc.	226	109,764
nCino, Inc.*	2,150	88,107
NETGEAR, Inc.*	3,339	82,407
NetScout Systems, Inc.*	3,137	100,635
New Relic, Inc.*	944	63,135

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Unaudited) (Continued) March 31, 2022

Security Description	Shares	Value
Information Technology — 25.3% (Continued)
nLight, Inc.*	4,337	$75,204
NVIDIA Corp.	368	100,412
Okta, Inc.*	485	73,216
ON24, Inc.*	5,960	78,374
Oracle Corp.	1,131	93,568
OSI Systems, Inc.*	1,106	94,143
PagerDuty, Inc.*	3,199	109,374
Palantir Technologies, Inc. - Class A*	6,195	85,057
Palo Alto Networks, Inc.*	199	123,879
Paycom Software, Inc.*	297	102,875
Paylocity Holding Corp.*	505	103,914
PC Connection, Inc.	2,411	126,312
PDF Solutions, Inc.*	3,528	98,325
Pegasystems, Inc.	996	80,327
Photronics, Inc.*	5,012	85,054
Ping Identity Holding Corp.*	4,859	133,282
Power Integrations, Inc.	1,167	108,158
PROS Holdings, Inc.*	3,397	113,154
Pure Storage, Inc. - Class A*	3,595	126,939
Q2 Holdings, Inc.*	1,506	92,845
Rapid7, Inc.*	1,028	114,355
Repay Holdings Corp.*	5,790	85,518
RingCentral, Inc. - Class A*	562	65,872
Sailpoint Technologies Holdings, Inc.*	2,335	119,505
salesforce.com, Inc.*	429	91,085
Sanmina Corp.*	2,433	98,342
ServiceNow, Inc.*	187	104,138
Shift4 Payments, Inc. - Class A*	1,945	120,454
Silicon Laboratories, Inc.*	529	79,456
SiTime Corp.*	414	102,597
Smartsheet, Inc. - Class A*	1,582	86,662
Snowflake, Inc. - Class A*	342	78,362
Sprout Social, Inc. - Class A*	1,477	118,337
Square, Inc. - Class A*	744	100,886
SS&C Technologies Holdings, Inc.	1,188	89,124
StoneCo Ltd. - Class A*	5,968	69,826
Sumo Logic, Inc.*	8,356	97,515
Super Micro Computer, Inc.*	2,176	82,840
Switch, Inc. - Class A	3,850	118,657
Synopsys, Inc.*	304	101,314
Tenable Holdings, Inc.*	2,026	117,083
Trade Desk, Inc./The - Class A*	1,314	90,995
TTEC Holdings, Inc.	1,175	96,961
Twilio, Inc. - Class A*	461	75,977
Ubiquiti, Inc.	329	95,792
Unity Software, Inc.*	841	83,436
Universal Display Corp.	604	100,838
Upland Software, Inc.*	4,907	86,412
Varonis Systems, Inc.*	2,550	121,227

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Unaudited) (Continued) March 31, 2022

Security Description	Shares	Value
Information Technology — 25.3% (Continued)
Verint Systems, Inc.*	1,850	$95,645
VeriSign, Inc.*	438	97,437
ViaSat, Inc.*	2,166	105,701
Vonage Holdings Corp.*	4,764	96,662
Wix.com Ltd.*	718	75,002
Workday, Inc. - Class A*	390	93,389
Workiva, Inc.*	849	100,182
Yext, Inc.*	11,439	78,815
Zendesk, Inc.*	988	118,847
Zoom Video Communications, Inc. - Class A*	621	72,800
Zscaler, Inc.*	389	93,858
Zuora, Inc. - Class A*	6,203	92,921
Total Information Technology		12,363,928

Materials — 1.1%
Element Solutions, Inc.	4,015	87,928
MP Materials Corp.*	2,118	121,446
PureCycle Technologies, Inc.*	12,523	100,184
Ranpak Holdings Corp.*	3,078	62,884
Steel Dynamics, Inc.	1,594	132,987
Zymergen, Inc.*	18,066	52,211
Total Materials		557,640

Utilities — 0.2%
Sunnova Energy International, Inc.*	4,204	96,944
Total Utilities		96,944

Real Estate Investment Trusts (REITs) — 8.1%
Acadia Realty Trust	4,416	95,695
Agree Realty Corp.	1,455	96,554
Alexandria Real Estate Equities, Inc.	472	94,990
American Campus Communities, Inc.	1,783	99,795
American Finance Trust, Inc.	11,119	87,951
Apple Hospitality REIT, Inc.	5,907	106,149
Armada Hoffler Properties, Inc.	6,945	101,397
Brandywine Realty Trust	6,931	98,004
Camden Property Trust	599	99,554
Community Healthcare Trust, Inc.	2,127	89,781
DiamondRock Hospitality Co.*	9,968	100,677
EPR Properties	2,084	114,016
Equity Residential	1,092	98,193
Essex Property Trust, Inc.	288	99,498
eXp World Holdings, Inc.	3,383	71,618
Extra Space Storage, Inc.	487	100,127
First Industrial Realty Trust, Inc.	1,589	98,375
GEO Group Inc/The*	12,602	83,299
Gladstone Commercial Corp.	4,019	88,498
Gladstone Land Corp.	3,003	109,369
Hudson Pacific Properties, Inc.	3,780	104,895

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Unaudited) (Continued) March 31, 2022

Security Description	Shares	Value
Real Estate Investment Trusts (REITs) — 8.1% (Continued)
Innovative Industrial Properties, Inc.	473	$97,154
Invitation Homes, Inc.	2,286	91,851
iStar, Inc.	3,934	92,095
Kilroy Realty Corp.	1,419	108,440
Kimco Realty Corp.	3,966	97,960
Macerich Co/The	5,578	87,240
Marcus & Millichap, Inc.	2,030	106,940
Medical Properties Trust, Inc.	4,110	86,885
National Health Investors, Inc.	1,637	96,599
National Storage Affiliates Trust	1,556	97,655
Pebblebrook Hotel Trust	4,139	101,323
Rexford Industrial Realty, Inc.	1,340	99,951
RLJ Lodging Trust	6,733	94,801
SBA Communications Corp.	304	104,606
SL Green Realty Corp.	1,182	95,955
STAG Industrial, Inc.	2,275	94,071
STORE Capital Corp.	2,965	86,667
Terreno Realty Corp.	1,276	94,488
UMH Properties, Inc.	3,980	97,868
Vornado Realty Trust	2,143	97,121
Total Real Estate Investment Trusts (REITs)		3,968,105

Total Common Stocks (Cost — $48,834,861)		$48,698,479

Exchange Traded Fund — 0.5%
Invesco Russell 1000 Equal Weight ETF	5,500	$255,750
Total Exchange Traded Funds (Cost — $254,318)		$255,750

Short-Term Investment — 0.9%
First American Government Obligations Fund - Class X - 0.19% (a)	417,660	$417,660
Total Short-Term Investment (Cost — $417,660)		$417,660

Total Investments — 100.8% (Cost — $49,506,839)		49,371,889
Liabilities in Excess of Other Assets — (0.8)%		(400,903)
Total Net Assets — 100.0%		$48,970,986

*	Non-income producing security.
(a)	The rate reported is the annualized seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI & S&P and has been licensed for use by First Republic Investment Management, Inc.

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Statement of Assets and Liabilities (Unaudited) March 31, 2022

Assets:
Investments in securities at value (cost $49,506,839)	$49,371,889
Receivables:
Investment securities sold	202,102
Dividends and interest	22,997
Prepaid expenses	14,120
Total assets	49,611,108

Liabilities:
Payables:
Investment securities purchased	376,584
Fund shares redeemed	205,200
Due to Investment Adviser	10,677
Accrued other expenses and other liabilities	47,661
Total liabilities	640,122

Net Assets	$48,970,986

Components of Net Assets:
Paid-in capital	$52,546,698
Total distributable loss	(3,575,712)
Net Assets	$48,970,986

Net Assets	$48,970,986
Shares Outstanding (unlimited number of shares authorized, no par value)	2,978,038
Net asset value, offering and redemption price per share *	$16.44
Maximum Public Offering Price (based on maximum initial sales charge of 1.00%)	$16.61

*	Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee.

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Statement of Operations (Unaudited) For the Six Months Ended March 31, 2022

Investment Income:
Dividend income	$295,301
Interest income	27
Total investment income	295,328

Expenses:
Advisory fees (Note 3)	111,444
Administration and fund accounting fees (Note 3)	63,025
Transfer agent fees and expenses (Note 3)	26,158
Legal fees	15,329
Registration fees	15,120
Custody fees (Note 3)	10,092
Service fees	9,080
Audit fees	8,242
Interest expenses	7,987
Compliance fees (Note 3)	7,812
Fees recaptured by Adviser (Note 3)	7,537
Trustees’ fees (Note 3)	7,469
Shareholder reporting fees	3,264
Miscellaneous expenses	1,718
Insurance expenses	1,474
Total expenses	295,751
Less: Expenses waived by the Adviser (Note 3)	(90,126)
Net expenses	205,625
Net investment income	89,703

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	1,126,667
Net change in unrealized depreciation on investments	(17,370,899)
Net realized and unrealized gain (loss) on investments	(16,244,232)

Net decrease in Net Assets Resulting from Operations	$(16,154,529)

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
Operations:
Net investment income	$89,703	$112,130
Net realized gain on investments	1,126,667	8,147,744
Net change in unrealized appreciation (depreciation) on investments	(17,370,899)	14,977,253
Net increase (decrease) in net assets resulting from operations	(16,154,529)	23,237,127

Net Distributions to shareholders	(11,398,600)	(1,546,332)

Capital Transactions:
Proceeds from shares sold	6,927,396	48,704,008
Reinvestment of distributions	6,895,506	482,679
Cost of shares repurchased	(53,843,701)	(6,702,522)
Redemption fees	37,036	5,411
Net increase (decrease) in net assets from capital transactions	(39,983,763)	42,489,576
Total Increase (decrease) in Net Assets	(67,536,892)	64,180,371

Net Assets:
Beginning of period	116,507,878	52,327,507
End of period	$48,970,986	$116,507,878

Capital Share Transactions:
Shares sold	335,392	2,362,319
Shares reinvested	370,925	24,501
Shares repurchased	(3,092,751)	(340,209)
Net increase (decrease) in shares outstanding	(2,386,434)	2,046,611

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Financial Highlights
For a capital share outstanding throughout each period presented:

	For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
Net Asset Value, Beginning of Period	$21.72		$15.77	$15.00

Income from Investment Operations:
Net investment income (1)	0.02		0.03	0.01
Net realized and unrealized gain on investments	(3.16)		6.33	0.76
Total Income from Investment Operations	(3.14)		6.36	0.77

Redemption Fee Proceeds (1)	0.01		0.00 (2)	0.00	(2)

Less Distributions:
Net investment income	(0.02)		(0.07)	—
Net realized gain on investments	(2.13)		(0.34)	—
Total Distributions	(2.15)		(0.41)	0.00

Net Asset Value, End of Period	$16.44		$21.72	$15.77

Total Return	(15.56	%)(3)	40.62%	5.13	%(3)

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$48,971		$116,508	$52,328
Ratio of expenses to average net assets
Before fees waived or reimbursed by the Adviser	0.66	%(4)(5)	0.76%	1.10	%(4)
After fees waived or reimbursed by the Adviser	0.46	%(4)(5)	0.50%	0.50	%(4)
Ratio of net investment income (loss) to average net assets
Before fees waived or reimbursed by the Adviser	-0.00	%(4)(6)	-0.14%	-0.30	%(4)
After fees waived or reimbursed by the Adviser	0.20	%(4)(6)	0.12%	0.30	%(4)
Portfolio turnover rate	31	%(3)	75%	0	%(3)(7)

*	Commencement of operations on July 28, 2020.
(1)	Per share amounts have been calculated using average shares method.
(2)	Amount represents less than $0.01 per share.
(3)	Not Annualized.
(4)	Annualized.
(5)

The ratios of expenses to average net assets include interest expenses. For the period ended March 31, 2022, excluding interest expenses, the ratio of expenses to average net assets before fees waived/recouped by the Adviser was 0.64%. Excluding interest expenses, the ratio of expenses to average net assets after fees waived/recouped by the Adviser was 0.44%.

(6)

The ratios of expenses to average net assets include interest expenses. For the period ended March 31, 2022, excluding interest expenses, the ratio of expenses to average net assets before fees waived/recouped by the Adviser was -0.02%. Excluding interest expenses, the ratio of expenses to average net assets after fees waived/recouped by the Adviser was 0.18%.

(7)	Amount represents less than 1%.

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Notes to Financial Statements (Unaudited) March 31, 2022

Note 1 – Organization

FRC Founders Index Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. First Republic Investment Management, Inc. (the “Adviser”) serves as the investment manager to the Fund. The inception date of the Fund was July 28, 2020. The investment objective of the Fund seeks to provide investment results that track the total return performance, before fees and expenses, of the First Republic Founders IndexSM (the “Index”).

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.

(a) Securities Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at Net Asset Value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 -

quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

FRC Founders Index FundSM Notes to Financial Statements (Unaudited) (Continued) March 31, 2022

Level 2 -

observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$48,698,479	$—	$—	$48,698,479
Exchange-Traded Fund	255,750	—	—	255,750
Short-Term Investment	417,660	—	—	417,660
Total	$49,371,889	$—	$—	$49,371,889

See the Schedule of Investments for further detail of investment classifications.

(b) Securities Transactions, Investment Income and Distributions – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Trust-level expenses are allocated across the series of the Trust.

(c) Distributions to shareholders – Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal Income Taxes – The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the period ended March 31, 2022, the Fund did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

FRC Founders Index FundSM Notes to Financial Statements (Unaudited) (Continued) March 31, 2022

(e) REIT distributions – The character of distributions received from Real Estate Investment Trusts (‘’REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

Note 3 – Investment Management Agreement and Other Related Party Transactions

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at annual rate of 0.25%. The Adviser voluntarily waived $90,126 of advisory fees through January 2022.

The Adviser contractually waived a portion of it management fees and paid Fund expenses, excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, portfolio transaction expenses, interest expense and dividends paid on short sales or extraordinary expenses in order to limit total annual Fund operating expenses to 0.50% of average daily net assets through January 30, 2022. Effective January 31, 2022, the Fund no longer has a contractual expense limitation.

The Adviser is permitted to recapture amounts waived under the contractual expense limitation and/or reimbursed to a Fund within three years if the Fund’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Adviser recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect. The Adviser recaptured $7,537 of previously waived expenses during the six months ended March 31, 2022, leaving no waiver balance subject to recapture.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator and fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian and provides compliance services to the Fund. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter. For the period ended March 31, 2022, the Fund incurred the following expenses for administration and fund accounting, compliance, custody and transfer agency fees:

Administration and fund accounting	$63,025
Compliance Services	7,812
Custody	10,092
Transfer Agency	26,158

FRC Founders Index FundSM Notes to Financial Statements (Unaudited) (Continued) March 31, 2022

At March 31, 2022, the Fund had payables due to Fund Services for administration and fund accounting, compliance, custody and transfer agency fees to U.S. Bank in the following amounts:

Administration and fund accounting	$12,617
Compliance Services	2,562
Custody	6,128
Transfer Agency	8,310

The above payable amounts are included in Accrued other expenses and other liabilities in the Statement of Assets and Liabilities.

There is a maximum initial sales charge of 1.00% for the Fund. The sales charge imposed on purchases will not be charged to investors who have opened an account directly with the Adviser.

The Independent Trustees were paid $7,469 for their services and reimbursement of travel expenses during the period ended March 31, 2022. The Fund pays no compensation to the Interested Trustees or officers of the Trust.

Note 4 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of March 31, 2022, Pershing LLC held approximately 90.3%, in aggregate for the benefit of others, of the outstanding shares of the Fund.

Note 5 – Investment Transactions

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the period ended March 31, 2022, were as follows:

Purchases	$27,212,831
Sales	$78,478,511

Note 6 – Federal Income Tax Information

At September 30, 2021, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, and the distributable earnings were as follows:

Tax Cost of Investments	$100,112,262
Unrealized Appreciation	25,699,559
Unrealized Depreciation	(9,201,021)
Net Unrealized Appreciation on Investments	16,498,538
Undistributed Short-Term Gain	7,331,095
Undistributed Long-Term Gain	147,784
Total Distributable Earnings	$23,977,417

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable in part to the tax deferral of losses on wash sales.

FRC Founders Index FundSM Notes to Financial Statements (Unaudited) (Continued) March 31, 2022

The tax character of distributions paid during the six months ended March 31, 2022 and the year ended September 30, 2021 were as follows:

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
Distributions Paid From:
Ordinary Income	$8,268,903	$1,544,649
Long-Term Capital Gains	3,129,697	1,683
Total Distributions Paid	$11,398,600	$1,546,332

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve-month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of September 30, 2021, the Fund had no late-year or post-October losses.

At September 30, 2021, the Fund had no capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.

Note 7 – Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8 – Redemption Fees

The Fund charges a 1.00% redemption fee on the redemption of shares held for 90 days or less. This fee (which is paid into the Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Please refer to the Statements of Changes in Net Assets for fees recognized.

FRC Founders Index FundSM Notes to Financial Statements (Unaudited) (Continued) March 31, 2022

Note 9 – Line of Credit

The Fund has access to a $10 million unsecured line of credit through an agreement with U.S. Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or to settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. Loan activity for the period ended March 31, 2022, was as follows:

Maximum Available Credit	$10,000,000
Largest Amount Outstanding on an Individual Day	8,831,000
Average Daily Loan Outstanding	1,195,635
Interest Expense – 67 days	$7,987
Loan Outstanding as of March 31, 2022	$—
Average Interest Rate	3.25%

Note 10 – Subsequent Events

Management has evaluated events and transactions that occurred subsequent to March 31, 2022 through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

FRC Founders Index FundSM Additional Information (Unaudited) March 31, 2022

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission (SEC) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Proxy Voting

You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-888-928-0298 or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

FRC Founders Index FundSM Privacy Notice

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Adviser
First Republic Investment Management, Inc.
111 Pine Street
San Francisco, California 94111

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	6/03/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	6/03/2022

By	/s/ Russell B. Simon
Russell B. Simon, Treasurer

Date	6/03/2022